Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Commitments and Contingencies
NOTE	9 – COMMITMENTS AND CONTINGENCIES
Representations and Warranties Reserve
Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guarantees at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going
exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent
obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations. The Company repurchased $35.4 million and $12.8 million of loans during the three months ended
September
 30, 2021 and 2020, respectively, and $102.3 million and $37.4 million of loans during the ni
ne
 months ended
September

30, 2021 and 2020, respectively, related to its representations and warranties obligations
.
The activity of the representations and warranties reserve was as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Balance, beginning of period	$78,070	$53,296	$69,542	$46,322
Reserve charged to operations	12,601	10,859	34,262	25,574
Losses realized, net	(5,985)	(1,034)	(19,118)	(8,775)

Balance, end of period	$84,686	$63,121	$84,686	$63,121

Commitments to Originate Loans
As of
September
 30, 2021, the Company had agreed to extend credit to potential borrowers for approximately $38.8 billion. These contracts represent off balance sheet credit risk where the Company may be required to extend credit to these borrowers based on the prevailing interest rates and prices at the time of execution.

UNITED WHOLESALE MORTGAGE, LLC
Loss Contingencies [Line Items]
Commitments and Contingencies
NOTE 13 – COMMITMENTS AND CONTINGENCIES
Commitments to Originate Loans
As of December 31, 2020, the Company had approximately $11.5 billion in notional amounts of IRLCs, whereby a potential borrower has agreed to interest rates and pricing of a potential loan. These contracts potentially expose the Company to interest rate or pricing risk and are economically hedged with forward mortgage backed security contracts. Furthermore, as of December 31, 2020, the Company had agreed to extend credit to potential borrowers for approximately $19.2 billion. These contracts represent off balance sheet credit risk where the Company may be required to extend credit to these borrowers based on the prevailing interest rates and prices at the time of execution.
Regulatory Net Worth Requirements
Certain secondary market agencies and state regulators require the Company to maintain minimum net worth and capital requirements in order to remain in good standing with the agencies. Noncompliance with an agency’s requirements can result in such agency taking various remedial actions up to and including terminating the Company’s ability to sell loans to and service loans on behalf of the respective agency.
In accordance with the regulatory requirements of HUD, governing non-supervised,
direct endorsement mortgagees, the Company is required to maintain a minimum net worth (as defined by HUD) of $2.5 million. At December 31, 2020, the Company exceeded the regulatory net worth requirement and had a net worth (as defined by HUD) of $2.37 billion.
We are required to maintain a minimum net worth and liquidity by Ginnie Mae, Freddie Mac and Fannie Mae. The most restrictive of the minimum net worth and liquidity requirements, requires the Company to maintain a minimum net worth of $491.1 million and liquidity of $78.2 million as of December 31, 2020. At December 31, 2020 we exceed the net worth and liquidity requirement for all three government sponsored entities.